Property, Plant and Equipment (Including Consolidated VIEs) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 2,809.2	$ 2,809.2	$ 2,370.4
Less accumulated depreciation	(851.8)	(851.8)	(708.9)
Property, Plant and Equipment, Net	2,393.1	2,393.1	2,033.5
Assets impairment charges	365.4	381.7	0	24.6
Land [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	6.5	6.5	6.4
Software [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	31.2	31.2	29.1
Building and improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	404.7	404.7	270.3
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,470.6	1,470.6	1,571.3
Solar Energy Systems [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	896.2	896.2	493.3
Property, Plant and Equipment, Excluding Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Net	1,957.4	1,957.4	1,661.5
Semiconductor and Solar Materials [Member] | Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Net	155.5	155.5	283.4
Solar Energy [Member]
Property, Plant and Equipment [Line Items]
Assets impairment charges	4.4
Solar Energy [Member] | Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Net	280.2	280.2	88.6
Merano Polysilicon Plant [Member]
Property, Plant and Equipment [Line Items]
Assets impairment charges		$ 354.7